SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected term	6 years 1 month 9 days
Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 6.08	$ 6.24
Expected volatility	74.87%	70.43%
Risk-free interest rate	1.82%	2.67%
Expected term		5 years 6 months
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 8.59	$ 10.40
Expected volatility	77.83%	73.35%
Risk-free interest rate	2.75%	2.83%
Expected term		7 years
Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share		$ 10.40
Dividend yield		0.00%
Expected volatility		79.07%
Risk-free interest rate		2.86%
Expected term		10 years